Consolidated statement of changes in equity of Aegon Ltd. - EUR (€) € in Millions	Total	Share capital [member]	Retained earnings [member]	Revaluation reserves [member]	Remeasurement of defined benefit plans [member]	Other reserves [member]	Other equity instruments [member]	Reserve of discontinued operations held for sale [member]	Issued capital and reserves [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2021	€ 13,577	€ 7,354	€ 8,185	€ (2,580)	€ (2,199)	€ 258	€ 2,363		€ 13,381	€ 196
Net result recognized in the income statement	(540)		(569)						(569)	29
Items that will not be reclassified to profit or loss:
Gains/ (losses) on investments in equity instruments designated at FVOCI	(1)			(1)					(1)
Changes in revaluation reserve real estate held for own use	(1)		16	(17)					(1)
Remeasurements of defined benefit plans	(44)				(44)				(44)
Income tax relating to items that will not be reclassified	(5)				(5)				(5)
Discontinued operations that will not be reclassified	704				1,379			€ (675)	704
Insurance items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets measured at FVOCI	(14,571)			(14,571)					(14,571)
Realized gains / (losses) on disposal of financial assets measured at FVOCI	488			488					488
Insurance finance income / (expenses)	18,680			18,680					18,680
Reinsurance finance income / (expenses)	(4,672)			(4,672)					(4,672)
Changes in cash flow hedging reserve	(241)			(241)					(241)
Income tax relating to items that may be reclassified	108			108					108
Items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets measured at FVOCI	(1,703)			(1,703)					(1,703)
Realized gains / (losses) on disposal of financial assets measured at FVOCI	58			58					58
Changes in cash flow hedging reserve	49			49					49
Movements in foreign currency translation and net foreign investment hedging reserves	137			(174)	(20)	320			125	12
Equity movements of joint ventures	(35)					(35)			(35)
Equity movements of associates	2					2			2
Disposal of group assets	149			14		135			149
Income tax relating to items that may be reclassified	333			345		(12)			333
Discontinued operations that may be reclassified	(344)			(315)		(14)		(16)	(344)
Other	40		40						40	0
Total other comprehensive income / (loss)	(870)		57	(1,952)	1,310	395		(691)	(881)	12
Total comprehensive income / (loss)	(1,410)		(512)	(1,952)	1,310	395		(691)	(1,450)	41
Shares issued	2	2							2
Shares withdrawn	(4)	(4)							(4)
Issuance and purchase of treasury shares	(393)		(393)						(393)
Redemption other equity instruments	(398)		31				(429)		(398)
Dividends paid on common shares	(346)	(180)	(167)						(346)
Coupons on perpetual securities	(36)		(36)						(36)
Incentive plans	4		(5)				10		4
Change in ownership non-controlling interest	(61)									(61)
Ending balance at Dec. 31, 2022	10,935	7,172	7,103	(4,532)	(890)	653	1,943	(691)	10,758	176
Net result recognized in the income statement	(199)		(179)						(179)	(20)
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	(2)			(2)					(2)
Remeasurements of defined benefit plans	(160)				(160)				(160)
Disposal of group assets			(634)					634
Income tax relating to items that will not be reclassified	30				30				30
Discontinued operations that will not be reclassified	38							38	38
Insurance items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets measured at FVOCI	1,311			1,311					1,311
Realized gains / (losses) on disposal of financial assets measured at FVOCI	577			577					577
Insurance finance income / (expenses)	(1,626)			(1,626)					(1,626)
Reinsurance finance income / (expenses)	349			349					349
Changes in cash flow hedging reserve	(185)			(185)					(185)
Income tax relating to items that may be reclassified	(95)			(95)					(95)
Items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets measured at FVOCI	225			225					225
Realized gains / (losses) on disposal of financial assets measured at FVOCI	129			129					129
Changes in cash flow hedging reserve	(7)			(7)					(7)
Movements in foreign currency translation and net foreign investment hedging reserves	(85)			142	14	(236)			(80)	(5)
Equity movements of joint ventures	(2)					(2)			(2)
Equity movements of associates	(7)					(7)			(7)
Disposal of group assets	(9)		9	20		(32)		7	4	(12)
Income tax relating to items that may be reclassified	(72)			(75)		3			(72)
Discontinued operations that may be reclassified	12							12	12
Other										1
Total other comprehensive income / (loss)	421		(625)	762	(116)	(274)		691	438	(17)
Total comprehensive income / (loss)	222		(804)	762	(116)	(274)		€ 691	259	(37)
Shares withdrawn		(54)	54
Issuance and purchase of treasury shares	(1,052)		(1,052)						(1,052)
Dividends paid on common shares	(495)		(495)						(495)
Dividend withholding tax reduction	1		1						1
Coupons on perpetual securities	(48)		(48)						(48)
Incentive plans	3		(5)				8		3
Change in ownership non-controlling interest	(11)									(11)
Ending balance at Dec. 31, 2023	9,554	7,118	4,753	(3,770)	(1,006)	379	1,951		9,426	129
Net result recognized in the income statement	676	0	688	0	0	0	0		688	(12)
Items that will not be reclassified to profit or loss:
Gains/ (losses) on investments in equity instruments designated at FVOCI	1	0	0	1	0	0	0		1	0
Changes in revaluation reserve real estate held for own use	(1)	0	0	(1)	0	0	0		(1)	0
Remeasurements of defined benefit plans	(6)	0	0	0	(6)	0	0		(6)	0
Income tax relating to items that will not be reclassified	1	0	0	0	1	0	0		1	0
Insurance items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets measured at FVOCI	(1,101)	0	0	(1,101)	0	0	0		(1,101)	0
Realized gains / (losses) on disposal of financial assets measured at FVOCI	70	0	0	70	0	0	0		70	0
Insurance finance income / (expenses)	2,250	0	0	2,250	0	0	0		2,250	0
Reinsurance finance income / (expenses)	(556)	0	0	(556)	0	0	0		(556)	0
Changes in cash flow hedging reserve	(217)	0	0	(217)	0	0	0		(217)	0
Income tax relating to items that may be reclassified	(86)	0	0	(86)	0	0	0		(86)	0
Items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets measured at FVOCI	(86)	0	0	(86)	0	0	0		(86)	0
Realized gains / (losses) on disposal of financial assets measured at FVOCI	12	0	0	12	0	0	0		12	0
Changes in cash flow hedging reserve	5	0	0	5	0	0	0		5	0
Movements in foreign currency translation and net foreign investment hedging reserves	224	0	0	(242)	(60)	518	0		216	8
Equity movements of joint ventures	(27)	0	0	0	0	(27)	0		(27)	0
Equity movements of associates	85	0	0	0	0	85	0		85	0
Disposal	(1)	0	0	0	0	(1)	0		(1)	0
Disposal of group assets	(11)	0	0	0	0	(12)	0		(11)	0
Income tax relating to items that may be reclassified	22	0	0	15	0	7	0		22	0
Other	(5)	0	(5)	0	0	0	0		(5)	0
Total other comprehensive income / (loss)	573	0	(5)	64	(66)	572	0		565	8
Total comprehensive income / (loss)	1,248	0	683	64	(66)	572	0		1,253	(4)
Shares withdrawn	0	(24)	24	0	0	0	0		0	0
Issuance and purchase of treasury shares	(887)	0	(887)	0	0	0	0		(887)	0
Dividends paid on common shares	(521)	0	(521)	0	0	0	0		(521)	0
Dividend withholding tax reduction	3	0	3	0	0	0	0		3	0
Coupons on perpetual securities	(77)	0	(77)	0	0	0	0		(77)	0
Incentive plans	(10)	0	(31)	0	0	0	21		(10)	0
Change in ownership non-controlling interest	2	0	0	0	0	0	0		0	2
Ending balance at Dec. 31, 2024	€ 9,313	€ 7,094	€ 3,949	€ (3,706)	€ (1,072)	€ 951	€ 1,972		€ 9,187	€ 126